Supplement dated July 17, 2025 to the Statutory Prospectus and Initial Summary Prospectus dated May 1, 2025 for the Pacific
Quest individual flexible premium deferred variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Pacific Quest variable annuity contract statutory prospectus (“Prospectus”) unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This Rate Sheet Prospectus Supplement (“Supplement”) should be read, retained, and used in conjunction with the effective Prospectus and replaces and supersedes any previously issued Rate Sheet Prospectus Supplement. If you would like another copy of a current prospectus, you may obtain one by visiting PacificLife.com/Prospectus or by calling us at (800) 722-4448 to request a free copy. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov by typing the variable annuity product name “Pacific Quest” or by searching the Contract file number “333-250190”- under SEARCH FILINGS - more search options.

We are issuing this Supplement to update the Ongoing Fees and Expenses (annual charges) for the Contract provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the Initial Summary Prospectus, taking into account the current fees for the optional benefits disclosed in this Rate Sheet Prospectus Supplement.

This Rate Sheet Supplement also provides current rate information for the Annual Charge, Annual Credit, and Withdrawal Percentages for the Future Income Generator (Single) or (Joint) and the Annual Charge, Annual Credit, Enhanced Income and Guaranteed Lifetime Income percentages for the Enhanced Income Select 2 (Single) or (Joint) optional riders in effect on or after the date below. For complete information about the Future Income Generator (Single) or (Joint) or the Enhanced Income Select 2 (Single) or (Joint), see the Prospectus.

The percentages below apply for applications signed on or after August 1, 2025.

This Supplement has no specified end date and can be superseded at any time subject to certain notice requirements. The rate information in this Supplement may not be superseded or changed until a new Supplement is filed at least 10 business days before the effective date of the new Supplement. Please work with your financial professional, visit www.PacificLife.com or call us at (800) 722-4448 to confirm the most current percentages.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.85%[1,2]	0.95%[1,2]
	2. Investment Options (Fund fees and expenses)	0.28%[3]	2.54%[3]
	3. Optional Benefits (for a single optional benefit, if elected)	0.10%[4]	1.65%[4]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost: $1,132.52	Highest Annual Cost: $4,662.56
	Assumes: • Investment of $100,000 • 5% annual appreciation	Assumes: • Investment of $100,000 • 5% annual appreciation

•       Least expensive combination of base Contract and Fund fees and expenses

•       No optional benefits

•       No sales charges

•       No additional purchase payments, transfers, or withdrawals

•       No loans or loan interest charges

•       Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

•       No sales charges

•       No additional purchase payments, transfers, or withdrawals

•       No loans or loan interest charges

1	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
2	The Mortality and Expense Risk charge is reduced from 0.70% to 0.60% for the upcoming Contract quarter if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1,000,000. See the CHARGES, FEES AND DEDUCTIONS - Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge section.
3	As a percentage of Fund assets.
4	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

The percentages below apply for applications signed on or after August 1, 2025.

The current Annual Charge and Annual Credit are the following:

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Future Income Generator (Single)	1.55%	6.0%
Future Income Generator (Joint)	1.65%	6.0%
Enhanced Income Select 2 (Single)	1.55%	6.0%
Enhanced Income Select 2 (Joint)	1.65%	6.0%

The current Withdrawal Percentages/Enhanced Income Percentages are the following:

Age*	Future Income Generator (Single)	Future Income Generator (Joint)	Enhanced Income Select 2 (Single)	Enhanced Income Select 2 (Joint)
Before 59½	0%	0%	0%	0%
59½	4.30%	3.80%	6.10%	5.60%
60	4.30%	3.80%	6.10%	5.60%
61	4.30%	3.80%	6.10%	5.60%
62	4.30%	3.80%	6.10%	5.60%
63	4.30%	3.80%	6.10%	5.60%
64	4.30%	3.80%	6.10%	5.60%
65	5.85%	5.35%	9.00%	8.50%
66	5.85%	5.35%	9.00%	8.50%
67	5.85%	5.35%	9.00%	8.50%
68	5.85%	5.35%	9.00%	8.50%
69	5.85%	5.35%	9.00%	8.50%
70	6.00%	5.50%	9.25%	8.75%
71	6.00%	5.50%	9.25%	8.75%
72	6.00%	5.50%	9.25%	8.75%
73	6.00%	5.50%	9.25%	8.75%
74	6.00%	5.50%	9.25%	8.75%
75	6.05%	5.55%	9.25%	8.75%
76	6.05%	5.55%	9.25%	8.75%
77	6.05%	5.55%	9.25%	8.75%

78	6.05%	5.55%	9.25%	8.75%
79	6.05%	5.55%	9.25%	8.75%
80	6.10%	5.60%	9.25%	8.75%
81	6.10%	5.60%	9.25%	8.75%
82	6.10%	5.60%	9.25%	8.75%
83	6.10%	5.60%	9.25%	8.75%
84	6.10%	5.60%	9.25%	8.75%
85	6.10%	5.60%	9.25%	8.75%
86	6.10%	5.60%	9.25%	8.75%
87	6.10%	5.60%	9.25%	8.75%
88	6.10%	5.60%	9.25%	8.75%
89	6.10%	5.60%	9.25%	8.75%
90	6.10%	5.60%	9.25%	8.75%
91	6.10%	5.60%	9.25%	8.75%
92	6.10%	5.60%	9.25%	8.75%
93	6.10%	5.60%	9.25%	8.75%
94	6.10%	5.60%	9.25%	8.75%
95 and older	6.10%	5.60%	9.25%	8.75%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurs.

The current Guaranteed Lifetime Income Percentage is:

Age**	Enhanced Income Select 2 (Single)	Enhanced Income Select 2 (Joint)
Before 59½	0%	0%
59½ and older	3.50%	3.50%

** The Age range that applies based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time the Contract Value is reduced to zero.

In order for you to receive the percentages reflected above, your application must be signed on or after the date referenced above, your application must be received, In Proper Form, within 14 calendar days after the application sign date, and we must receive, In Proper Form, the initial Purchase Payment within 60 calendar days after the application sign date. Once the Rider is issued, your percentages will not change as long as you own the Rider (even if an Automatic Reset or Owner-Elected Reset occurs as described in the Reset of Protected Payment Base subsection within each Rider).

Subject to meeting the timelines referenced above, on the issue date, if during the 60 calendar day period current percentage rates have changed since the date you signed your application, the following will apply:

•	If the Annual Credit Percentage increased, you will receive the higher percentage in effect on the issue date.

•	If any Withdrawal Percentage or Enhanced Income Percentage increased, you will receive the higher percentages in effect on the issue date.

•	If the Guaranteed Lifetime Income Percentage increased, you will receive the higher percentage in effect on the issue date.

•	If the Annual Charge Percentage decreased, you will receive the lower percentage in effect on your issue date.

However, for the Future Income Generator, if the Annual Credit and/or any Withdrawal Percentage decreased, or the Annual Charge Percentage increased, you will receive the Annual Credit, Withdrawal and Annual Charge Percentages in effect on the date you signed your application. For the Enhanced Income Select 2, if the Annual Credit, any Enhanced Income Percentage and/or Guaranteed

Lifetime Income Percentage decreased, or the Annual Charge Percentage increased, you will receive the Annual Credit, Enhanced Income, Guaranteed Lifetime Income and Annual Charge Percentages in effect on the date you signed your application.

If the necessary paperwork and initial Purchase Payment are not received within the timeframes stated above, you will receive the applicable percentages in effect as of the Contract issue date.

If you purchased a Rider, review the Rate Sheet Prospectus Supplement provided to you at Contract issue, review the Rider specifications page you receive for your Contract, speak with your financial professional, or call us to confirm the percentages applicable to you.

Please work with your financial professional or call us at (800) 722-4448 prior to submitting your paperwork if you have any questions.

Form No. QUESTRS0825